MARKETABLE SECURITIES (Summary of Changes in Fair Value of Company's Marketable Securities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Balance at beginning of the year	$ 20,471	$ 8,678
Additions	0	23,164	$ 10,006
Sale or maturity	(15,871)	(11,807)	(2,918)
Changes in fair value during the year	(175)	436
Balance at end of the year	$ 4,425	$ 20,471	$ 8,678